Stock-based Compensation Plans - Summary of Restricted Share Units Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 42.35
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years 4 months 24 days
Vested or expected to vest, aggregate intrinsic value	$ 41.5
Restricted Stock Units (RSUs) [Member]
Number of Units Outstanding (in shares)	432,195	374,677
Weighted-Average Grant Date Fair Value, PSU (in dollars per share)	$ 19.98	$ 16.57
Weighted-Average Remaining Contractual, PSU (Year)	5 years	4 years 8 months 12 days	5 years
Aggregate Intrinsic Value, PSU	$ 30.3	$ 25.2	$ 16.8
Number of PSUs Granted (in shares)	50,099	57,518
PSUs Granted, Weighted-Average Granted Date Fair Value (in dollars per share)	$ 65.33	$ 43.25
Exercised (in shares)	(71,314)
Exercised (in dollars per share)	$ 7.14
Number of Units Outstanding (in shares)	410,980	432,195	374,677
Weighted-Average Grant Date Fair Value, PSU (in dollars per share)	$ 29.17	$ 19.98	$ 16.57
Vested or expected to vest, RSU (in shares)	410,980
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 29.17
Vested or expected to vest, weighted-average remaining contractual life (Year)	5 years
Vested or expected to vest, aggregate intrinsic value	$ 30.3
Exercisable, number of units (in shares)	355,765
Exercisable, PSU weighted-average granted date fair value (in dollars per share)	$ 24.62
Exercisable, Weighted-Average Remaining Contractual, PSU (Year)	4 years 4 months 24 days
Exercisable, Aggregate Intrinsic Value, PSU	$ 26.3